Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 211,683	$ 982,450	$ 6,917	$ 42,724	$ 1,243,774
Salar de Atacama [Member]
Total	26,577	980,558	0	42,700	1,049,859
Safi [Member]
Total	2,936	1,892	6,917	0	11,745
Albemarle Corporation [Member]
Total	$ 182,170	$ 0	$ 0	$ 0	$ 182,170